TYPE			13F-HR

PERIOD			09/30/10

FILER
	CIK		0000911084
	CCC		@JHQ4ETO

SUBMISSION-CONTACT
	NAME		FRANK P. GANUCHEAU
	PHONE		817-332-9915

				   UNITED STATES
			SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				     FORM 13-F

			        FORM 13-F COVERPAGE

REPORT FOR THE CALENDAR QUARTER ENDED: SEPTEMBER 30, 2010

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER: [ ]
THIS AMENDMENT (CHECK ONE):  [ ] IS A RESTATEMENT
			     [ ] ADDS NEW HOLDING ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

NAME:     GANUCHEAU CAPITAL MANAGEMENT, INC.
ADDRESS:  301 COMMERCE STREET, SUITE 1470
	  FORT WORTH, TEXAS 76102

13F FILE NUMBER: 28-3880

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE TO THE BEST OF THAT PERSON'S KNOWLEDGE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.

PERSON SIGNING REPORT ON BEHALF OF REPORTING MANAGER:


NAME:  FRANK P. GANUCHEAU, CFA
TITLE: PRINCIPAL
PHONE: 817-332-9915


SIGNATURE, PLACE, AND DATE OF SIGNING:
FRANK P. GANUCHEAU     FORT WORTH, TEXAS   FEBRUARY 17, 2011

THIS FILING IS NOT REQUIRED BECAUSE DISCRETIONARY EQUITY ASSETS UNDER MANAGEMENT WERE BELOW THE FILING REQUIREMENT OF $100 MILLION EFFECTIVE WITH FILING AS OF JUNE 30, 2002. PLEASE DISREGARD FILINGS MADE FROM DECEMBER 31, 2003 THROUGH SEPTEMBER 30, 2010.

REPORT TYPE (CHECK ONLY ONE):

[X] 13 F HOLDINGS REPORT
[ ] 13 F NOTICE
[ ] 13 F COMBINATION REPORT


LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

NONE.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF
1934.

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL:  54 ENTRIES

FORM 13F INFORMATION TABLE VALUE TOTAL:  $31,590(x$1000)
LIST OF OTHER MANAGERS:
NONE.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109      558    51595 SH       Sole                    50040              1555
                                                                33     3035 SH       Other                                      3035
APPLE INC                      COM              037833100     1479     5211 SH       Sole                     5056               155
                                                                85      300 SH       Other                                       300
BANK OF AMERICA                COM              060505104      513    39180 SH       Sole                    37995              1185
                                                                30     2265 SH       Other                                      2265
BERKSHIRE HATHAWAY B NEW       COM              084670702     2075    25100 SH       Sole                    24400               700
                                                               116     1400 SH       Other                                      1400
BP PLC SPNS ADR                COM              055622104     1086    26385 SH       Sole                    25590               795
CENTRAL FD OF CANADA LTD CL A  COM              153501101      166    10000 SH       Sole                    10000
CHUBB CORP                     COM              171232101     1174    20595 SH       Sole                    19985               610
                                                                68     1195 SH       Other                                      1195
CITIGROUP INC                  COM              172967101     1029   263200 SH       Sole                   255225              7975
                                                                60    15290 SH       Other                                     15290
COVIDIEN LTD                   COM              G2554F105      729    18132 SH       Sole                    17557               575
                                                                25      618 SH       Other                                       618
EMERSON ELECTRIC               COM              291011104     1417    26900 SH       Sole                    26115               785
                                                                82     1560 SH       Other                                      1560
FIDELITY NATL FINL             COM              31620R105     1157    73660 SH       Sole                    71530              2130
                                                                65     4145 SH       Other                                      4145
GAMESTOP CORP                  COM              36467W109      641    32535 SH       Sole                    31555               980
                                                                38     1910 SH       Other                                      1910
GOOGLE INC CL A                COM              38259p508      723     1375 SH       Sole                     1335                40
                                                                42       80 SH       Other                                        80
JOHNSON & JOHNSON              COM              478160104     1877    30293 SH       Sole                    29378               915
                                                                99     1600 SH       Other                                      1600
JPMORGAN CHASE                 COM              46625h100      925    24300 SH       Sole                    23565               735
                                                                53     1405 SH       Other                                      1405
KRAFT FOODS INC                COM              50075n104     1087    35233 SH       Sole                    34233              1000
                                                                66     2145 SH       Other                                      2145
L-3 COMMUN HLDGS               COM              502424104      855    11833 SH       Sole                    11488               345
                                                                50      690 SH       Other                                       690
PAYCHEX INC                    COM              704326107     1005    36555 SH       Sole                    35505              1050
                                                                56     2050 SH       Other                                      2050
PHILIP MORRIS INTL             COM              718172109     2210    39458 SH       Sole                    38278              1180
                                                               174     3100 SH       Other                                      3100
SPDR GOLD TRUST                COM              78463V107     1728    13510 SH       Sole                    13245               265
                                                                66      515 SH       Other                                       515
ST JUDE MEDICAL                COM              790849103      836    21260 SH       Sole                    20640               620
                                                                47     1200 SH       Other                                      1200
STATE STREET CORP              COM              857477103      912    24215 SH       Sole                    23485               730
                                                                53     1400 SH       Other                                      1400
STRYKER CORP                   COM              863667101     1009    20158 SH       Sole                    19563               595
                                                                56     1110 SH       Other                                      1110
TRANSOCEAN LTD                 COM              H8817H100     1247    19400 SH       Sole                    18785               615
                                                                75     1170 SH       Other                                      1170
VODAFONE GRP PLC               COM              92857W209     1126    45390 SH       Sole                    44075              1315
                                                                64     2560 SH       Other                                      2560
WAL-MART STORES                COM              931142103     1083    20235 SH       Sole                    19640               595
                                                                63     1175 SH       Other                                      1175
WELLS FARGO & CO               COM              949746101      524    20875 SH       Sole                    20245               630
                                                                30     1210 SH       Other                                      1210
ZIMMER HLDGS INC               COM              98956p102      779    14885 SH       Sole                    14445               440
                                                                43      825 SH       Other                                       825